Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]	Compensation expense of key management personnel in € m. 2023 2022 2021 Short-term employee benefits 37 37 36 Post-employment benefits 7 5 7 Other long-term benefits 17 15 10 Termination benefits 0 2 6 Share-based payment 18 17 15 Total 79 76 74
Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans in € m. 2023 2022 Loans outstanding, beginning of year 119 153 Net movement in loans during the period (98) (34) Changes in the group of consolidated companies 0 0 Exchange rate changes/other 23 0 Loans outstanding, end of year1 44 119 Other credit risk related transactions: Allowance for loan losses 1 0 Provision for loan losses 0 0 Guarantees and commitments 1 5 1. Loans past due were € 0 million as of December 31, 2023 and € 0 million as of December 31, 2022. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2023 and December 31, 2022, respectively
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits in € m. 2023 2022 Deposits outstanding, beginning of year 31 63 Net movement in deposits during the period 2 (32) Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits outstanding, end of year 33 31
Summary of Transactions with Related Party Pension Plans [text block table]	Transactions with related party pension plans in € m. 2023 2022 Equity shares issued by the Group held in plan assets 0 0 Other assets 1 5 Fees paid from plan assets to asset managers of the Group 21 20 Market value of derivatives with a counterparty of the Group 698 1,389 Notional amount of derivatives with a counterparty of the Group 8,146 12,888